Off-Balance Sheet Financial Instruments and Guarantees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 73,999	$ 71,121
Unfunded availability under loan commitments [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	23,070	22,845
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	45,269	42,575
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 5,660	$ 5,701